CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (UNAUDITED) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Loss [Member]	Retained Earnings (Accumulated Deficit) [Member]	Total
Balance (in shares) at Dec. 31, 2015	89,182,001
Balance at Dec. 31, 2015	$ 892	$ 114,679	$ 766,122	$ (972)	$ 0	$ 880,721
Increase (decrease) in Shareholders' Equity [Roll Forward]
Net (Loss)/Income	$ 0	0	0	0	34,696	34,696
Common Shares Issued - Equity Incentive Plan (in shares)	137,665
Common Shares Issued - Equity Incentive Plan	$ 1	0	0	0	0	1
Share based compensation (in shares)	0
Share based compensation	$ 0	293	0	0	0	293
Common Shares Issued (in shares)	12,650,000
Common Shares Issued	$ 127	119,968	0	0	0	120,095
Other comprehensive income	0	0	0	61	0	61
Dividends Paid	$ 0	0	(99,142)	0	0	(99,142)
Balance (in shares) at Sep. 30, 2016	101,969,666
Balance at Sep. 30, 2016	$ 1,020	234,940	666,980	(911)	34,696	936,725
Balance (in shares) at Dec. 31, 2016	101,969,666
Balance at Dec. 31, 2016	$ 1,020	235,050	640,472	(1,037)	(4,456)	871,049
Increase (decrease) in Shareholders' Equity [Roll Forward]
Net (Loss)/Income	0	0	0	0	(53,604)	(53,604)
Equity Issuance Cost	$ 0	(47)	0	0	0	(47)
Share based compensation (in shares)	0
Share based compensation	$ 0	403	0	0	0	403
Other comprehensive income	0	0	0	149	0	149
Dividends Paid	$ 0	0	(56,078)	0	0	(56,078)
Balance (in shares) at Sep. 30, 2017	101,969,666
Balance at Sep. 30, 2017	$ 1,020	$ 235,406	$ 584,394	$ (888)	$ (58,060)	$ 761,872